Interim Condensed Consolidated Statements of Equity - 6 months ended Jun. 30, 2025 - USD ($) $ in Thousands	Ordinary shares Class A shares	Ordinary shares Class B shares	Treasury stock	Total shares	Additional Par value	Additional Paid-in capital	Accumulated deficits	Statutory Reserve	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Dec. 31, 2024					$ 2,191	$ 761,391	$ (290,261)	$ 161	$ (31,557)	$ (6,235)	$ 435,690
Balance (in Shares) at Dec. 31, 2024	444,677,724	24,481,451		455,223,175
Balance (in Shares) at Dec. 31, 2024			(13,936,000)
Share-based compensation					1,720	173					1,893
Share-based compensation (in Shares)	339,018,360	5,004,000		344,022,360
Issuance of Class A Ordinary Shares and warrant					1,110	5,707					6,817
Issuance of Class A Ordinary Shares and warrant (in Shares)	222,337,500			222,337,500
Net loss							(14,216)			(10)	(14,226)
Disposition of NCI							(6,240)			6,240
Foreign currency translation adjustments									3,893		3,893
Balance at Jun. 30, 2025					$ 5,021	$ 767,271	$ (310,717)	$ 161	$ (27,664)	$ (5)	$ 434,067
Balance (in Shares) at Jun. 30, 2025	1,006,033,584	29,485,451		1,021,583,035
Balance (in Shares) at Jun. 30, 2025			(13,936,000)